Supplement dated May 1, 2010

to the

Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life Insurance Policy (97-VUL)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2001 for the Park Avenue Variable Universal Life Insurance Policy (the “Policy”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account M and marketed under the name “Park Avenue Variable Universal Life.”

Effective May 1, 2010, the following chart of fund names, objectives, and typical investments supersedes any charts contained in the May 1, 2001 prospectus or any subsequent supplement thereto:

Variable Investment Options

Fund	Investment Objectives	Typical Investments	Investment Advisor
RS Large Cap Alpha VIP Series (Class I)	Long-term capital appreciation	Normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be large-cap companies, those within the range of the Russell 1000 Index.	RS Investment Management Co. LLC (Adviser) (RS Investment Management) 388 Market Street San Francisco, California 94111
RS S&P 500 Index VIP Series (Class I)	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)	Normally invests at least 95% of its net assets in common stocks of companies in the S&P 500 Index, which emphasizes large U.S. companies

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Investor Services LLC (Sub-adviser)

7 Hanover Square

New York, New York 10004

RS Low Duration Bond VIP Series (Class I)	A high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Investor Services LLC (Sub-adviser)

7 Hanover Square

New York, New York 10004

RS Partners VIP Series (Class I)	Long-term growth.	Principally, equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index that the investment team believes possess improving returns on investment capital.	RS Investment Management Co. LLC (Adviser) (RS Investment Management) 388 Market Street San Francisco, California 94111
RS Investment Quality Bond VIP Series (Class I)	To secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations, including corporate bonds, mortgage backed and asset-backed securities, and obligations of the U.S. government and its agencies

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Investor Services LLC (Sub-adviser)

7 Hanover Square

New York, New York 10004

PROSPECTUS	1

Fund	Investment Objectives	Typical Investments	Investment Advisor
RS Money Market VIP Series (Class I)	Seeks as high a level of current income as is consistent with liquidity and preservation of capital.	U.S. dollar-denominated high-quality, short-term instruments

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Investor Services LLC (Sub-adviser)

7 Hanover Square

New York, New York 10004

RS International Growth VIP Series (Class I)	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities issued by foreign companies; does not usually focus its investments in a particular industry or country

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Baillie Gifford Limited (Sub-adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN Scotland

RS Emerging Markets VIP Series (Class I)	Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Common stocks and convertible securities of emerging market companies whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing

RS Investment Management Co. LLC (Adviser)

(RS Investment Management)

388 Market Street

San Francisco, California 94111

Guardian Baillie Gifford Limited (Sub-adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN Scotland

RS Small Cap Growth Equity VIP Series (Class I)	Long-term capital appreciation	Common stocks of companies with small market capitalization which the investment team defines as those with market capitalizations of $3 billion or below at the time of initial purchase.	RS Investment Management Co. LLC (Adviser) (RS Investment Management) 388 Market Street San Francisco, California 94111
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	Securities in a global universe of companies in multiple industries that may benefit from long-term trends. The portfolio’s investments will not be restricted to any particular sector or industry	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth and Income Portfolio (Class B)	Long-term growth of capital	Equity securities of companies that the Advisor believes are undervalued	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies that are judged likely to achieve superior earnings growth	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
American Century VP International Fund (Class 1 Shares)	Capital growth	International common stocks with potential for appreciation	American Century Global Investment Management, Inc. (American Century) 633 3rd Avenue, 23rd Floor New York, New York 10017

2	PROSPECTUS

Fund	Investment Objectives	Typical Investments	Investment Advisor
American Century VP Value Fund (Class 1 Shares)	Long-term capital growth with income as a secondary objective	The fund will usually purchase stocks of companies of all sizes that they believe are undervalued at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. (American Century) 4500 Main Street Kansas City, Missouri 64111
Fidelity VIP Contrafund® Portfolio (Initial)	Long-term capital appreciation	Normally invests primarily in common stocks. Invests in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Invests in domestic and foreign issuers. Allocates the fund’s assets across different market sectors, using different Fidelity managers. Invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Equity-Income Portfolio (Initial)	Reasonable income; also considers potential for capital appreciation. Goal is to achieve a yield which exceeds the composite yield on the S&P 500 Index®	Normally invests at least 80% of assets in equity securities. Normally invests primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially invests in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Growth Opportunities Portfolio (Initial)	Capital growth	Normally invests primarily in common stocks. Invests in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Invests in domestic and foreign issuers.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP High Income Portfolio (Initial)	High level of current income while also considering growth of capital	Normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Potentially invests in non-income producing securities, including defaulted securities and common stocks. Invests in companies in troubled or uncertain financial condition. Invests in domestic and foreign issuers.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Index 500 Portfolio (Initial)	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®.	Normally investing at least 80% of assets in common stocks included in the S&P 500. Lends securities to earn income for the fund.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109 Geode One Post Office Square Boston, Massachusetts 02109
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC (Gabelli) One Corporate Center Rye, New York 10580-1422

PROSPECTUS	3

Fund	Investment Objectives	Typical Investments	Investment Advisor
Invesco V.I. Capital Appreciation Fund (Series I)	Long-term growth of capital	Common stocks	Invesco Advisers, Inc. (Invesco) 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.	Invesco Advisers, Inc. (Invesco) 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Invesco V.I. Utilities Fund (Series I)	Long-term growth of capital and secondarily, current income	Equity securities of issuers engaged primarily in utilities-related industries	Invesco Advisers, Inc. (Invesco) 11 Greenway Plaza - Suite 100 Houston, Texas 77046-1173
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth
		companies.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital in a manner consistent with the preservation of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Worldwide Portfolio (Institutional Shares)	Seeks long-term growth of capital in a manner consistent with the preservation of capital	The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
MFS Growth Series (Initial Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Investors Trust Series (Initial Class)	Seeks capital appreciation	Invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116

4	PROSPECTUS

Fund	Investment Objectives	Typical Investments	Investment Advisor
MFS New Discovery Series (Initial Class)	Seeks capital appreciation	Invests in stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Research Bond Series (Initial Class)	Seeks total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of its net assets in debt instruments such as U.S. and foreign corporate bonds, U.S. and foreign government securities and mortgage-backed and asset-backed securities. Invests primarily in investment grade debt instruments, but may also invest in lower quality debt instruments. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Research Series (Initial Class)	Seeks capital appreciation	Invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS Total Return Series (Initial Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments	EULAV Asset Management, LLC (EULAV) 220 East 42nd Street New York, New York 10017

Some of these funds may not be available in your state.

Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Guardian Investor Services LLC (“GIS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments and/or Rule 12b-1 fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such funds) that offer these arrangements. Other funds (or available classes of shares) may have lower fees which could lead to better overall investment performance.

As of December 31, 2009 we have entered into arrangements to receive revenue sharing payments and/or Rule 12b-1 fees from each of the following fund complexes (or affiliated entities): RS Investment Management, Invesco, AllianceBernstein, American Century, Fidelity, Gabelli, Janus, MFS and EULAV. Not all fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed .40% and .25%, respectively, in 2009. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

PROSPECTUS	5

We may also benefit, indirectly, from assets invested in the RS Variable Products Trust because our affiliates receive compensation from the underlying mutual funds for investment advisory services. Thus, our affiliates receive more revenue with respect to these underlying mutual funds than unaffiliated underlying mutual funds. We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

This Supplement should be retained with the Prospectus for future reference.

6	PROSPECTUS